OTHER RECEIVABLES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Principal amount	$ 630,000
Attorney fees		$ 743,000	$ 630,000
Bad debt expenses	$ 630,000		248,000
Waxman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Principal amount			$ 630,000